Share Capital - Change in Warrants Outstanding (Details) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share capital, reserves and other equity interest [Abstract]
Warrants outstanding, beginning balance (in shares)	7,074,348	8,912,479
Warrants expired (in shares)	(10,486)	(1,838,131)
Warrants outstanding, ending balance (in shares)	7,063,862	7,074,348
Weighted average exercise price of warrants outstanding, beginning balance (in CAD per share)	$ 44.34	$ 70.90
Weighted average exercise price of warrants expired (in CAD per share)	388.43	1,124.6
Weighted average exercise price of warrants outstanding, ending balance (in CAD per share)	$ 46.22	$ 44.34